TAXATION - Deferred tax assets and liabilities rollforward (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets and liabilities
Balance	$ (24,994,569)
Balance	(24,994,569)	$ (22,421,125)	$ (14,164,930)
Additions for business combination	(6,335,717)		(777,622)
Income tax provision	2,380,157	1,031,836	(4,257,912)
Charge to OCI	712,458	2,645,997	(1,388,022)
Conversion difference	(234,712)	(6,251,277)	(1,832,639)
Balance		(24,994,569)
Balance	(28,472,383)	(24,994,569)	(22,421,125)
Deferred tax assets
Deferred tax assets and liabilities
Balance	6,567,329	5,963,588	4,535,752
Additions for business combination	10,369,053		370,556
Income tax provision	6,104,850	(645,302)	920,071
Transfer from deferred tax assets /liabilities		654,260	32,651
Conversion difference	(251,477)	594,783	104,558
Balance	22,789,755	6,567,329	5,963,588
Tax Loss-Carry Forward
Deferred tax assets and liabilities
Balance	2,683,161	3,226,305	2,362,657
Additions for business combination	10,369,053
Income tax provision	4,052,151	(553,702)	982,329
Conversion difference	(402,582)	10,558	(118,681)
Balance	16,701,783	2,683,161	3,226,305
Changes in fair value of financial assets or liabilities
Deferred tax assets and liabilities
Balance	113,029	89,574	41,183
Income tax provision	(108,217)	2,917	51,037
Conversion difference	(1,705)	20,538	(2,646)
Balance	3,107	113,029	89,574
Trade receivables
Deferred tax assets and liabilities
Balance	91,604	609,913	1,068,054
Income tax provision	70,748	(670,808)	138,438
Conversion difference	192,389	152,499	(596,579)
Balance	354,741	91,604	609,913
Allowances
Deferred tax assets and liabilities
Balance	654,260
Income tax provision	175,692
Transfer from deferred tax assets /liabilities		654,260
Conversion difference	(33,346)
Balance	796,606	654,260
Royalties
Deferred tax assets and liabilities
Balance	525,057	485,426	245,140
Income tax provision	200,979	(83,220)	214,493
Conversion difference	(2,953)	122,851	25,793
Balance	723,083	525,057	485,426
Right-of-use leased asset
Deferred tax assets and liabilities
Balance			5,424
Income tax provision			(38,793)
Transfer from deferred tax assets /liabilities			32,651
Conversion difference			718
Others
Deferred tax assets and liabilities
Balance	2,500,218	1,552,370	813,294
Additions for business combination			370,556
Income tax provision	1,713,497	659,511	(427,433)
Conversion difference	(3,280)	288,337	795,953
Balance	4,210,435	2,500,218	1,552,370
Deferred tax liabilities
Deferred tax assets and liabilities
Balance	(31,561,898)	(28,384,713)	(18,700,682)
Additions for business combination	(16,704,770)		(1,148,178)
Income tax provision	(3,724,693)	1,677,138	(5,177,983)
Transfer from deferred tax assets /liabilities		(654,260)	(32,651)
Charge to OCI	712,458	2,645,997	(1,388,022)
Conversion difference	16,765	(6,846,060)	(1,937,197)
Balance	(51,262,138)	(31,561,898)	(28,384,713)
Intangibles assets
Deferred tax assets and liabilities
Balance	(13,664,699)	(10,624,621)	(6,839,112)
Additions for business combination	(16,601,120)		(882,434)
Income tax provision	1,399,616	(599,428)	(2,188,663)
Conversion difference	67,236	(2,440,650)	(714,412)
Balance	(28,798,967)	(13,664,699)	(10,624,621)
Accumulated depreciation
Deferred tax assets and liabilities
Balance	(14,190,560)	(12,632,296)	(9,365,882)
Additions for business combination	(103,650)		(537,922)
Income tax provision	37,949	(1,149,988)	(357,614)
Charge to OCI	712,458	2,645,997	(1,388,022)
Conversion difference	(76,348)	(3,054,273)	(982,856)
Balance	(13,620,151)	(14,190,560)	(12,632,296)
Borrowings
Deferred tax assets and liabilities
Balance			(7,930)
Income tax provision			8,797
Conversion difference			(867)
Inflation tax adjustment
Deferred tax assets and liabilities
Balance	(1,607,912)	(2,682,172)	(2,032,078)
Additions for business combination			73,755
Income tax provision	1,015,276	1,744,722	(527,654)
Conversion difference	25,877	(670,462)	(196,195)
Balance	(566,759)	(1,607,912)	(2,682,172)
Allowances.
Deferred tax assets and liabilities
Balance		(78,076)	(209,490)
Additions for business combination			201,969
Income tax provision		687,155	(46,622)
Transfer from deferred tax assets /liabilities		(654,260)
Conversion difference		45,181	(23,933)
Balance			(78,076)
Inventories
Deferred tax assets and liabilities
Balance	(1,538,310)	(1,821,524)	(237,258)
Additions for business combination			(3,546)
Income tax provision	(4,441,468)	872,120	(1,561,687)
Conversion difference		(588,906)	(19,033)
Balance	(5,979,778)	(1,538,310)	(1,821,524)
Biological assets.
Deferred tax assets and liabilities
Balance		(229,296)
Income tax provision		287,329	(229,296)
Conversion difference		(58,033)
Balance			(229,296)
Government grants.
Deferred tax assets and liabilities
Balance	(2,215)	(3,179)	(3,939)
Income tax provision	2,215	1,768	1,174
Conversion difference		(804)	(414)
Balance		(2,215)	(3,179)
Others financial assets
Deferred tax assets and liabilities
Balance	(402,390)	(276,800)
Income tax provision	(1,748,016)	(55,050)	(277,841)
Conversion difference		(70,540)	1,041
Balance	(2,150,406)	(402,390)	(276,800)
Right-of-use leased asset.
Deferred tax assets and liabilities
Balance	(113,994)	(32,651)
Income tax provision	(6,446)	(73,770)
Transfer from deferred tax assets /liabilities			(32,651)
Conversion difference		(7,573)
Balance	(120,440)	(113,994)	(32,651)
Others.
Deferred tax assets and liabilities
Balance	(41,818)	(4,098)	(4,993)
Income tax provision	16,181	(37,720)	1,423
Conversion difference			(528)
Balance	$ (25,637)	$ (41,818)	$ (4,098)